Cover	Nov. 03, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2026
Entity File Number	001-40274
Entity Registrant Name	Jackson Financial Inc.
Entity Central Index Key	0001822993
Entity Tax Identification Number	98-0486152
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 Corporate Way
Entity Address, City or Town	Lansing
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48951
City Area Code	517
Local Phone Number	381-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, Par Value $0.01 Per Share
Trading Symbol	JXN
Security Exchange Name	NYSE
Depositary Shareseachrepresentinga 11000th Interestinashareof Fixed Rate Reset Noncumulative Perpetual Preferred Stock Series A [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a share of Fixed-Rate Reset Noncumulative Perpetual Preferred Stock, Series A
Trading Symbol	JXN PRA
Security Exchange Name	NYSE